PROPERTY, EQUIPMENT AND SOFTWARE	12 Months Ended
Dec. 31, 2017
PROPERTY, EQUIPMENT AND SOFTWARE
PROPERTY, EQUIPMENT AND SOFTWARE

7.  PROPERTY, EQUIPMENT AND SOFTWARE

Property, equipment and software and its related accumulated depreciation and amortization as of December 31, 2016 and 2017 were as follows:

	2016	2017
	RMB	RMB
Buildings	5,148,644,010	5,162,445,022
Computer equipment	731,530,644	926,427,543
Website-related equipment	536,705,335	637,528,902
Furniture and fixtures	178,703,320	232,846,204
Software	124,082,233	166,758,939
Leasehold improvements	115,997,785	140,221,796
Construction in progress	10,056,257	7,554,107
Less: accumulated depreciation and amortization	(1,253,759,503)	(1,658,282,084)

Total net book value	5,591,960,081	5,615,500,429

Depreciation expense for the years ended December 31, 2015, 2016 and 2017 was RMB256 million, RMB461 million and RMB490 million, respectively.